UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Market Street Trust Company
Address:		80 East Market Street, Suite 300
             		Corning, NY 14830
13F File Number:	028-05600

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables,are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Marianne W. Young
Title:			President
Phone:			607-962-6876

Signature, Place and Date of Signing:

Marianne W. Young 	Corning, NY	August 14, 2002

Report Type (Check only one):	[ x ]	13F HOLDINGS REPORT.
				[   ]	13F NOTICE.
				[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0 (thousands)

Confidential information has been omitted from the public
Form 13F report and filed separately with the Commission.

List of Other Included Managers:	NONE